Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000007348 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase AgreementFR_85748R009_4.360000_2025-08-01
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.530936_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.490936_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.435936_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007348 | Goldman Sachs and Co. Repurchase AgreementFR_384999009_4.370000_2025-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007348 | U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000007348 | U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000007348 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F020687
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000007350 | Government National Mortgage Association, TBAFR_21H030690
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007350 | Government National Mortgage Association, TBAFR_21H042695
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007350 | Government National Mortgage Association, TBAFR_21H020691
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007350 | AssetShort-term U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007350 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007350 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007350 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000007350 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	177.80%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F020687
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000007349 | Government National Mortgage Association, TBAFR_21H030690
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007349 | Government National Mortgage Association, TBAFR_21H042695
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007349 | Government National Mortgage Association, TBAFR_21H020691
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007349 | AssetShort-term U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007349 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007349 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007349 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000007349 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	177.80%
C000007355 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007355 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007355 | SBA Tower TrustFR_78403DAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | WMRK Commercial Mortgage TrustFR_929342AC7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | Credit Acceptance Auto Loan TrustFR_22534QAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000007355 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007355 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007355 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007355 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000007354 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007354 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007354 | SBA Tower TrustFR_78403DAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | WMRK Commercial Mortgage TrustFR_929342AC7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | Credit Acceptance Auto Loan TrustFR_22534QAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000007354 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007354 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007354 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007354 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000007360 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007360 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007360 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007360 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007360 | U.S. Treasury NotesFR_91282CAH4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007360 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000007360 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007360 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007360 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007360 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000007359 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007359 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007359 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007359 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007359 | U.S. Treasury NotesFR_91282CAH4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007359 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000007359 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007359 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007359 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007359 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000007365 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007365 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007365 | Central Texas Turnpike SystemFR_88283KCC0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007365 | New York State Dormitory AuthorityFR_64990FL44
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007365 | County of Cook Sales Tax (Illinois)FR_213248BF3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007365 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007365 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007365 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007365 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007365 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007364 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007364 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007364 | Central Texas Turnpike SystemFR_88283KCC0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007364 | New York State Dormitory AuthorityFR_64990FL44
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007364 | County of Cook Sales Tax (Illinois)FR_213248BF3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007364 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007364 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007364 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007364 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007364 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007370 | Italy Buoni Poliennali Del TesoroFR_ACI2V66D9
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007370 | U.S. Treasury Inflation-Indexed NotesFR_91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007370 | French Republic Government Bonds OATFR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007370 | China Government BondsFR_ACI2GC3Y0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007370 | U.K. GiltsFR_ACI2MLPN3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007370 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007370 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000007370 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007370 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000007370 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000007369 | Italy Buoni Poliennali Del TesoroFR_ACI2V66D9
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007369 | U.S. Treasury Inflation-Indexed NotesFR_91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007369 | French Republic Government Bonds OATFR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007369 | China Government BondsFR_ACI2GC3Y0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007369 | U.K. GiltsFR_ACI2MLPN3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007369 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007369 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000007369 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007369 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000007369 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000016533 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016533 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | Petroleos MexicanosFR_71654QCK6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | First Quantum Minerals Ltd.FR_335934AW5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000016533 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016533 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000016533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016533 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000016537 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016537 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | Petroleos MexicanosFR_71654QCK6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | First Quantum Minerals Ltd.FR_335934AW5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000016537 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016537 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000016537 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016537 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000228113 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228113 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | Petroleos MexicanosFR_71654QCK6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | First Quantum Minerals Ltd.FR_335934AW5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000228113 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000228113 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228113 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000228113 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000008145 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008145 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008145 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008145 | PACCAR, Inc.FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008145 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000008144 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008144 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008144 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008144 | PACCAR, Inc.FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008144 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008144 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000008150 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008150 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008150 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008150 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008150 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008150 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000008150 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008150 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008150 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008149 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008149 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008149 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008149 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008149 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008149 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000008149 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008149 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008149 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008149 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008155 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008155 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008155 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008155 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008155 | BJ's Wholesale Club Holdings, Inc.FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008155 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008155 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000008155 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008155 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008154 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008154 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008154 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008154 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008154 | BJ's Wholesale Club Holdings, Inc.FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008154 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008154 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000008154 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008154 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008154 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008160 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008160 | Doximity, Inc.FR_26622P107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008160 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008160 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008160 | Grand Canyon Education, Inc.FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000008160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000008160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008159 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008159 | Doximity, Inc.FR_26622P107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008159 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008159 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008159 | Grand Canyon Education, Inc.FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008159 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000008159 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000008159 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008159 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008159 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008165 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008165 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008165 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008165 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008165 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008165 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008165 | Kyocera Corp.FR_649926003
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | Pearson PLCFR_067760009
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | Oriental Land Co. Ltd.FR_664889904
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | JFE Holdings, Inc.FR_654379908
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008165 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000008165 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000008165 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008165 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008165 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008164 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008164 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008164 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008164 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008164 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008164 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008164 | Kyocera Corp.FR_649926003
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | Pearson PLCFR_067760009
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | Oriental Land Co. Ltd.FR_664889904
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | JFE Holdings, Inc.FR_654379908
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008164 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000008164 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000008164 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008164 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008164 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228111 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228111 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228111 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228111 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228111 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228111 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000228111 | Kyocera Corp.FR_649926003
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | Pearson PLCFR_067760009
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | Oriental Land Co. Ltd.FR_664889904
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | JFE Holdings, Inc.FR_654379908
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000228111 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000228111 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000228111 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228111 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000228111 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008170 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008170 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008170 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008170 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008170 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008170 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000008170 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008170 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000008170 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008170 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000008169 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008169 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008169 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008169 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008169 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008169 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000008169 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008169 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000008169 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008169 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000228112 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228112 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228112 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228112 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228112 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228112 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000228112 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228112 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000228112 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000228112 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000016586 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016586 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016586 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016586 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016586 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016586 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000016586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000016586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000016586 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000016590 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016590 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016590 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016590 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016590 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016590 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000016590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000016590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000016590 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000016591 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000016591 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016591 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000016591 | Sea Ltd.FR_81141RAF7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000016591 | European Residential Real Estate Investment TrustFR_29880W954
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000016591 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000016591 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000016591 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000016591 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016591 | Western Digital Corp.FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016591 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016591 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016591 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016591 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016591 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000016595 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000016595 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016595 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000016595 | Sea Ltd.FR_81141RAF7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000016595 | European Residential Real Estate Investment TrustFR_29880W954
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000016595 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000016595 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000016595 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000016595 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016595 | Western Digital Corp.FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016595 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016595 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016595 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016595 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016595 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000228115 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228115 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228115 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228115 | Sea Ltd.FR_81141RAF7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228115 | European Residential Real Estate Investment TrustFR_29880W954
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228115 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000228115 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000228115 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000228115 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000228115 | Western Digital Corp.FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000228115 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228115 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228115 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228115 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228115 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.30%